Leases_Total cash outflows from lease for lessee (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [Abstract]
Cash outflows from lease	₩ 207,305	₩ 220,163